Segment Information - Additional Information (Detail) (Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Concentration Risk
Revenue, Major Customer [Line Items]
Number of significant customers	0	0	0